Exploration and Evaluation Assets, Net (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets, Net
Total
As at December 31, 2019	787
Additions	42
Exploration Expense (Note 9)	(32)
Depletion	(15)
Change in Decommissioning Liabilities	(4)
Exchange Rate Movements and Other	(2)
As at September 30, 2020	776